Vanguard California Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)
As of August 31, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
California (99.8%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/42	1,000	1,073
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/37	7,565	8,304
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/43	15,830	17,815
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Windemere Ranch
Infrastructure Financing Program)	5.000%	9/2/32 (4)	1,000	1,250
Alameda CA Community Improvement
Commission Successor Agency Tax
Allocation Revenue	5.000%	9/1/29 (15)	1,500	1,765
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	30,375	23,104
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/35	1,050	1,250
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/36	1,010	1,199
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/37 (4)	2,070	2,305
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/37	6,745	7,988
Alameda County CA Unified School District GO	0.000%	8/1/24 (4)	3,510	3,285
Alameda County CA Unified School District GO	0.000%	8/1/29 (4)	5,000	4,212
1 Allan Hancock CA Joint Community College GO,
5.400% coupon rate effective 8/1/2030	0.000%	8/1/42	5,000	4,426
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/21 (Prere.)	950	1,030
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/36	3,795	4,305
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/41	1,275	1,372
Anaheim CA Housing & Public Improvements
Authority Revenue (Water System Project)	5.000%	10/1/41	2,250	2,424
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/21	545	588
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/25	2,625	3,225
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/29	2,250	3,037
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/33 (15)	1,850	2,433
Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/35 (15)	1,500	1,873

Anaheim CA Public Financing Authority Lease
Revenue	5.000%	9/1/36 (15)	4,500	5,602
Anaheim CA Public Financing Authority
Revenue (Electric System)	4.000%	10/1/31	5,080	5,495
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	4,025	4,613
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	4,000	4,585
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23 (Prere.)	125	143
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/23 (Prere.)	2,350	2,714
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/30	5,060	6,063
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/31	8,060	9,554
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/33	5,585	6,501
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/49	1,000	1,115
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	20,260	23,457
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/56	19,000	22,998
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	1,300	1,311
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25	2,500	2,617
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	10,000	10,828
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26	15,000	16,260
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	1.500%	9/9/19	4,250	4,250
Beaumont CA Public Improvement Wastewater
Revenue	5.000%	9/1/49 (4)	4,000	4,799
Beverly Hills CA Unified School District GO	3.000%	8/1/38	6,560	6,967
Beverly Hills CA Unified School District GO	3.000%	8/1/40	2,660	2,802
Brentwood CA Infrastructure Financing Authority
Revenue	5.000%	9/2/28 (4)	2,130	2,512
Cabrillo CA Community College District
Revenue	0.000%	5/1/26 (2)	7,045	5,637
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.250%	5/1/43	7,925	9,507
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.250%	5/1/48	2,000	2,387
California Community College Financing
Authority Revenue (NCCD-Orange Coast
Properties LLC)	5.250%	5/1/53	6,600	7,850
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24 (Prere.)	25	30

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	3,975	4,766
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/33	2,270	2,863
California Educational Facilities Authority
Revenue (Art Center College of Design)	5.000%	12/1/38	2,250	2,767
California Educational Facilities Authority
Revenue (Claremont McKenna College)	4.000%	1/1/39	10,000	11,115
California Educational Facilities Authority
Revenue (College of Arts)	5.250%	6/1/30	1,125	1,238
California Educational Facilities Authority
Revenue (Mount St. Mary's University)	5.000%	10/1/35	800	1,008
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/37	1,130	1,353
California Educational Facilities Authority
Revenue (Occidental College)	5.000%	10/1/45	1,425	1,677
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/22 (Prere.)	1,775	1,992
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/33	1,225	1,355
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	12/1/39	2,000	2,346
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/45	5,000	5,919
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/39	5,890	6,908
California Educational Facilities Authority
Revenue (Santa Clara University)	5.000%	4/1/45	6,500	7,562
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	40	50
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/39	4,755	7,088
California Educational Facilities Authority
Revenue (Stanford University)	5.250%	4/1/40	6,645	10,247
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/43	3,810	5,834
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/45	4,000	6,209
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	6/1/46	17,175	26,807
4 California Educational Facilities Authority
Revenue (Stanford University)	5.000%	5/1/49	16,335	25,963
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/21 (Prere.)	610	675
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/21 (Prere.)	640	709
California Educational Facilities Authority
Revenue (University of San Francisco)	5.000%	10/1/53	4,000	4,859
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/30	3,225	3,922
California Enterprise Development Authority
Lease Revenue (Riverside County Library
Facilities Project)	4.000%	11/1/49	1,000	1,097

California Enterprise Development Authority
Lease Revenue (Riverside County Library
Facilities Project)	4.000%	11/1/50	685	747
California GO	5.000%	9/1/20	5,250	5,461
2 California GO	5.000%	9/1/21	11,000	11,874
California GO	5.000%	4/1/22	19,000	20,914
California GO	5.000%	4/1/23	4,000	4,556
California GO	5.000%	11/1/23	7,000	8,128
California GO	5.000%	11/1/23	1,295	1,504
California GO	5.000%	4/1/24	13,350	15,710
California GO	5.000%	5/1/24	3,000	3,540
California GO	5.000%	8/1/24	1,585	1,885
California GO	4.000%	10/1/24	9,845	11,285
California GO	5.000%	10/1/24	10,000	11,956
California GO	5.000%	10/1/24	2,000	2,391
California GO	5.000%	11/1/24	6,710	8,043
California GO	5.000%	11/1/24	1,935	2,319
California GO	5.000%	3/1/25	7,000	7,142
California GO	4.000%	4/1/25	3,890	4,511
California GO	5.000%	4/1/25	5,000	6,068
California GO	5.000%	3/1/26	5,065	6,131
California GO	4.000%	4/1/26	3,835	4,550
California GO	5.000%	4/1/26	13,895	17,365
California GO	5.000%	8/1/26	7,305	8,951
California GO	5.000%	3/1/27	9,000	10,879
California GO	5.000%	4/1/27	10,025	12,840
California GO	3.500%	8/1/27	9,000	10,600
California GO	5.250%	10/1/27	5,000	5,432
California GO	5.000%	3/1/28	10,000	12,064
California GO	5.000%	4/1/28	3,185	4,177
California GO	5.000%	8/1/28	4,375	5,338
California GO	5.000%	8/1/28	6,510	8,162
California GO	4.000%	9/1/28	6,000	7,114
California GO	5.000%	9/1/28	5,930	7,450
California GO	5.000%	10/1/29	11,450	12,989
California GO	5.000%	10/1/29	4,000	4,941
California GO	5.250%	3/1/30	10,000	10,206
California GO	5.000%	4/1/30	2,200	3,000
California GO	5.000%	8/1/30	3,225	4,012
California GO	5.000%	8/1/30	21,110	26,846
California GO	5.250%	9/1/30	6,000	6,490
California GO	5.000%	4/1/31	7,300	10,117
California GO	5.000%	8/1/31	9,460	11,423
California GO	5.000%	8/1/31	14,040	17,782
California GO	5.000%	9/1/31	1,800	1,938
California GO	5.000%	9/1/31	8,390	10,427
California GO	5.000%	10/1/31	4,500	5,314
California GO	5.000%	11/1/31	5,000	6,367
California GO	5.000%	4/1/32	4,000	5,256
California GO	5.000%	4/1/32	2,500	3,520
California GO	4.000%	8/1/32	10,020	11,648
California GO	4.000%	9/1/32	7,550	8,789
California GO	5.000%	9/1/32	1,045	1,125
California GO	5.000%	9/1/32	2,775	3,447
California GO	5.000%	10/1/32	8,790	10,361
California GO	5.000%	2/1/33	2,615	2,946
California GO	6.000%	3/1/33	7,000	7,170

California GO	5.000%	4/1/33	10,500	13,761
California GO	5.000%	4/1/33	1,200	1,395
California GO	5.000%	8/1/33	2,635	3,091
California GO	5.000%	8/1/33	5,000	6,194
California GO	5.000%	10/1/33	4,000	4,713
California GO	5.000%	9/1/34	2,890	3,585
California GO	5.250%	4/1/35	5,000	5,531
California GO	4.000%	8/1/35	10,000	11,424
California GO	4.000%	9/1/35	9,575	10,932
California GO	5.000%	9/1/35	3,265	4,040
California GO	5.000%	10/1/35	7,500	9,177
California GO	5.000%	11/1/35	3,750	4,725
California GO	6.000%	11/1/35	5,000	5,040
California GO	5.000%	4/1/36	6,250	7,237
California GO	4.000%	8/1/36	10,000	11,343
California GO	5.000%	9/1/36	8,500	9,434
California GO	5.000%	4/1/37	5,000	5,652
California GO	5.000%	4/1/37	9,250	10,696
California GO	4.000%	9/1/37	3,000	3,393
California GO	5.000%	10/1/39	7,615	8,912
California GO	5.500%	11/1/39	3,690	3,714
California GO	6.000%	11/1/39	2,700	2,721
California GO	3.800%	12/1/39	3,670	4,098
California GO	5.500%	3/1/40	11,500	11,750
California GO	3.850%	12/1/40	3,830	4,282
California GO	5.000%	10/1/41	5,000	5,388
California GO	5.000%	4/1/42	2,000	2,187
California GO	5.000%	9/1/42	8,515	9,413
California GO	3.900%	12/1/42	6,710	7,491
California GO	5.000%	2/1/43	6,265	7,020
California GO	5.000%	4/1/43	6,500	7,320
California GO	5.000%	11/1/43	12,425	14,234
California GO	5.000%	12/1/43	5,335	6,127
California GO	5.000%	5/1/44	5,000	5,777
California GO	5.000%	8/1/45	11,735	13,908
California GO	5.000%	8/1/46	10,000	12,095
California GO	5.000%	10/1/48	12,115	15,208
3 California GO TOB VRDO	1.500%	9/9/19	4,840	4,840
3 California GO TOB VRDO	1.500%	9/9/19	6,990	6,990
California GO VRDO	1.350%	9/6/19 LOC	5,000	5,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/25	3,000	3,391
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/33	1,300	1,389
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/34	2,700	2,989
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	4.000%	3/1/39	5,010	5,457
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	5,000	5,035
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	2,500	2,649
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/41	9,000	9,479
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/32	5,000	6,219

California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/35	5,000	6,158
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/39	5,025	5,606
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	3,500	3,896
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	8/15/42	7,500	9,044
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/32	1,640	2,179
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.500%	11/1/38	3,000	3,026
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.250%	11/1/41	4,025	4,359
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/37	2,000	2,197
California Health Facilities Financing Authority
Revenue (Chinese Hospital Association)	5.000%	6/1/42	5,000	5,489
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	4,275	4,743
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/32	675	802
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/33	675	801
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/35	7,815	8,656
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/39	4,505	4,975
California Health Facilities Financing Authority
Revenue (City of Hope Medical Center)	5.000%	11/15/49	10,000	11,965
3 California Health Facilities Financing Authority
Revenue (City of Hope Medical Center) TOB
VRDO	1.450%	9/9/19	8,000	8,000
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/26	2,740	3,321
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/27	1,840	2,231
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/40	6,000	6,971
California Health Facilities Financing Authority
Revenue (El Camino Hospital)	5.000%	2/1/47	7,000	8,363
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/44	14,000	15,727
California Health Facilities Financing Authority
Revenue (Kaiser Permanente)	4.000%	11/1/51	4,000	4,453
3 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	1.320%	9/9/19	11,500	11,500
3 California Health Facilities Financing Authority
Revenue (Kaiser Permanente) TOB VRDO	1.350%	9/9/19	10,025	10,025
California Health Facilities Financing Authority
Revenue (Kaiser Permanente) VRDO	1.330%	9/6/19	1,175	1,175
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/43	5,300	6,061

California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/55	7,000	8,357
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	11/15/56	18,205	22,223
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/29	1,000	1,187
California Health Facilities Financing Authority
Revenue (Marshall Medical Center)	5.000%	11/1/33	1,100	1,297
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/26	5,000	5,596
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/33	2,510	2,784
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/34	645	771
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/39	1,600	1,889
California Health Facilities Financing Authority
Revenue (Northern California Presbyterian
Homes & Services)	5.000%	7/1/44	1,500	1,751
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/29	2,390	2,845
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.000%	10/1/38	6,025	7,017
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.500%	10/1/39	6,500	6,523
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/36	1,000	1,125
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group)	4.000%	10/1/47	3,045	3,349
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/33	3,920	4,247
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/40	8,000	8,599
California Health Facilities Financing Authority
Revenue (Stanford Health Care Obligated
Group)	5.000%	11/15/29	5,080	6,615
California Health Facilities Financing Authority
Revenue (Stanford Health Care Obligated
Group)	4.000%	11/15/40	10,000	11,338
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/42	5,000	5,492
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/54	2,000	2,310
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/20 (Prere.)	4,000	4,186
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/29	1,500	1,950
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/30	1,000	1,294
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/40	6,500	7,134

California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	11/15/42	7,400	8,281
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/43	9,000	10,651
2 California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/46	22,000	26,111
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/48	4,700	5,756
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	11/15/48	26,010	31,853
California Housing Finance Agency Revenue	4.250%	1/15/35	2,880	3,446
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/29	3,445	4,386
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/33	3,075	3,849
California Infrastructure & Economic
Development Bank Revenue	5.000%	10/1/34	5,000	6,153
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/30	2,000	2,300
California Infrastructure & Economic
Development Bank Revenue (Academy of
Motion Picture Arts & Sciences Obligated
Group)	5.000%	11/1/41	6,100	6,929
California Infrastructure & Economic
Development Bank Revenue (Sanford
Consortium for Regenerative Medicine)	4.000%	5/15/40	5,505	6,136
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/28	1,220	1,528
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/29	1,290	1,610
California Infrastructure & Economic
Development Bank Revenue (University of
California)	5.000%	5/15/47	5,085	6,276
California Infrastructure & Economic
Development Bank Revenue (University of
California)	5.000%	5/15/52	5,000	6,105
3 California Infrastructure & Economic
Development Bank Revenue (University of
California) TOB VRDO	1.330%	9/9/19	7,500	7,500
California Municipal Finance Authority Mobile
Home Park Revenue (Caritas Affordable
Housing Inc. Projects)	4.000%	8/15/42	1,000	1,064
California Municipal Finance Authority
Multifamily Housing Revenue (Park Western
Housing LP)	2.650%	8/1/36	8,250	8,640
California Municipal Finance Authority Recovery
Zone Revenue (Chevron USA Inc. Project)
VRDO	1.240%	9/3/19	16,100	16,100
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/33	2,120	2,572
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/34	1,340	1,622

California Municipal Finance Authority Revenue
(Anaheim Water System Project Revenue)	4.000%	10/1/34	4,560	5,078
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/35	2,000	2,214
California Municipal Finance Authority Revenue
(Azusa Pacific University)	5.000%	4/1/41	5,000	5,469
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/33	625	762
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/34	1,125	1,368
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/38	1,255	1,404
California Municipal Finance Authority Revenue
(Biola University)	5.000%	10/1/42	2,500	2,781
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/32	225	282
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/34	250	311
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/36	250	310
California Municipal Finance Authority Revenue
(California Lutheran University)	5.000%	10/1/38	300	369
California Municipal Finance Authority Revenue
(Channing House Project)	4.000%	5/15/40	6,500	7,348
California Municipal Finance Authority Revenue
(Channing House Project)	5.000%	5/15/47	3,000	3,581
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/28	1,800	2,232
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/31	2,370	2,892
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/40	5,000	5,809
California Municipal Finance Authority Revenue
(Community Hospitals of Central California
Obligated Group)	5.000%	2/1/47	9,200	10,909
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/32	750	912
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/34	1,750	2,115
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/37	1,800	2,150
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/42	6,030	7,122
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	5.000%	7/1/42	2,500	2,953
California Municipal Finance Authority Revenue
(Eisenhower Medical Center)	4.000%	7/1/47	5,000	5,464
California Municipal Finance Authority Revenue
(Institute on Aging Project)	5.000%	8/15/37	930	1,145
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/35	690	777
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.250%	11/1/41	5,380	6,310

California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/44	1,800	2,003
California Municipal Finance Authority Revenue
(NorthBay Healthcare Group)	5.000%	11/1/47	3,000	3,424
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/29	390	505
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/30	275	360
California Municipal Finance Authority Revenue
(Retirement Housing Foundation Obligated
Group)	5.000%	11/15/31	2,910	3,844
California Municipal Finance Authority Revenue
(University of La Verne)	5.250%	6/1/20 (ETM)	2,420	2,498
California Municipal Finance Authority Student
Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/50	2,580	2,907
California Municipal Finance Authority Student
Housing Revenue (CHF-Davis I LLC)	4.000%	5/15/48 (15)	5,000	5,555
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/40	3,525	4,293
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/40	1,500	1,858
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/43	2,445	2,957
California Municipal Finance Authority Student
Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/52	10,000	12,011
California Municipal Finance Authority Water
Revenue (San Bernardino Municipal Water
Department)	5.000%	8/1/46 (15)	7,500	8,879
California Public Finance Authority Revenue
(Sharp Healthcare Obligated Group)	4.000%	8/1/47	5,000	5,590
California Public Finance Authority Revenue
(Sharp Healthcare Obligated Group)	5.000%	8/1/47	5,250	6,382
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	5/1/29	7,095	9,263
California Public Works Board Lease Revenue
(Department of Corrections)	4.500%	9/1/35	4,000	4,507
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/29	2,500	2,821
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/34	1,300	1,460
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/38	3,470	3,897
California Public Works Board Lease Revenue
(Office of Emergency Services)	5.000%	4/1/31	1,000	1,255
California Public Works Board Lease Revenue
(Riverside Campus)	5.000%	4/1/31	2,500	3,136
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/19 (Prere.)	5,000	5,042
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,601
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/23	540	628
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/26	5,000	5,606

California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/30	6,000	6,983
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	4/1/33	2,220	2,553
California Public Works Board Lease Revenue
(Various Capital Projects)	5.500%	11/1/33	2,330	2,734
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/37	5,000	5,556
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	9/1/39	3,000	3,497
California School Finance Authority Charter
School Revenue (Aspire Public Schools)	5.000%	8/1/36	1,000	1,139
California School Finance Authority Revenue
(Educational Facilities)	5.000%	6/1/50	2,120	2,403
California School Finance Authority Revenue
(Green Dot Public Schools Obligated Group)	5.000%	8/1/48	3,025	3,592
4 California State University Systemwide Revenue	5.000%	11/1/24	1,645	1,943
California State University Systemwide Revenue	5.000%	11/1/30	2,500	3,074
California State University Systemwide Revenue	5.000%	11/1/30	10,675	13,324
California State University Systemwide Revenue	5.000%	11/1/31	7,000	8,298
California State University Systemwide Revenue	5.000%	11/1/31	5,150	6,389
California State University Systemwide Revenue	5.000%	11/1/32	7,000	8,279
California State University Systemwide Revenue	5.000%	11/1/32	6,610	8,174
California State University Systemwide Revenue	5.000%	11/1/33	3,580	4,258
California State University Systemwide Revenue	4.000%	11/1/37	2,275	2,579
California State University Systemwide Revenue	5.000%	11/1/37	10,000	10,833
California State University Systemwide Revenue	5.000%	11/1/37	8,750	9,760
California State University Systemwide Revenue	5.000%	11/1/37	5,025	6,583
California State University Systemwide Revenue	4.000%	11/1/38	1,410	1,589
California State University Systemwide Revenue	5.000%	11/1/38	4,040	4,858
California State University Systemwide Revenue	5.000%	11/1/38	4,015	5,241
California State University Systemwide Revenue	5.000%	11/1/42	1,355	1,462
California State University Systemwide Revenue	5.000%	11/1/43	1,810	2,158
California State University Systemwide Revenue	5.000%	11/1/47	8,620	10,219
California State University Systemwide Revenue	5.000%	11/1/47	6,105	7,446
California State University Systemwide Revenue	5.000%	11/1/48	4,900	6,156
California State University Systemwide Revenue	5.000%	11/1/50	6,000	7,517
California State University Systemwide Revenue
PUT	1.600%	11/1/26	3,500	3,571
California Statewide Communities Development
Authority Hospital Revenue (Methodist
Hospital of Southern California)	5.000%	1/1/48	5,000	5,935
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	1,110
California Statewide Communities Development
Authority Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	2,560
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/27	2,035	2,510
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/31	4,745	5,764
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/33	1,350	1,691

California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	3.500%	3/1/38	625	669
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/45	4,315	5,080
California Statewide Communities Development
Authority Revenue (Adventist Health
System/West)	5.000%	3/1/48	3,000	3,634
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/29 (4)	940	1,116
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/44 (4)	5,500	6,363
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	5.000%	11/15/49 (4)	1,000	1,152
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/39	310	357
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/40	7,200	7,453
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/43	13,705	15,736
California Statewide Communities Development
Authority Revenue (Covenant Retirement
Communities Inc.)	5.625%	12/1/36	4,000	4,649
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.750%	7/1/35	1,515	1,515
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/42	2,500	2,703
California Statewide Communities Development
Authority Revenue (Episcopal Communities &
Services)	5.000%	5/15/47	2,000	2,159
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/43	1,500	1,827
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/44	5,800	6,609
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/48	7,000	8,498
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	8/15/46	1,525	1,819
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	8/15/51	3,000	3,548
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	12/1/53	2,500	3,000
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	12/1/57	3,775	4,517

3,5 California Statewide Communities Development
Authority Revenue (John Muir Health) PUT	4.000%	8/15/24	4,925	5,549
California Statewide Communities Development
Authority Revenue (Kaiser Credit Group)
VRDO	1.270%	9/9/19	6,500	6,500
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	15,465	16,858
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	1.280%	9/9/19	17,960	17,960
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/34	680	852
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/35	800	1,001
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/36	780	973
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/37	520	647
California Statewide Communities Development
Authority Revenue (Marin General Hospital)	5.000%	8/1/38	500	618
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital)	5.000%	10/1/46	1,800	2,107
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	2,500	2,697
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,000	12,167
California Statewide Communities Development
Authority Revenue (The Culinary Institute of
America Project)	5.000%	7/1/41	800	932
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	11,025	11,859
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,037
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/29	2,000	2,427
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/30	3,500	4,229
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/32	2,500	2,998
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/40	4,445	5,234
Campbell CA Union High School District GO	5.000%	8/1/35	1,000	1,230
Carlsbad CA Unified School District GO	4.000%	5/1/32	575	682
Carlsbad CA Unified School District GO	4.000%	5/1/33	685	804
Carlsbad CA Unified School District GO	4.000%	5/1/34	690	804
Carlsbad CA Unified School District GO	3.000%	8/1/42	2,730	2,826
Carlsbad CA Unified School District GO	3.125%	8/1/48	6,000	6,211

Centinela Valley CA Union High School District
GO	6.000%	8/1/23 (Prere.)	3,000	3,594
Centinela Valley CA Union High School District
GO	4.000%	8/1/50 (4)	3,000	3,295
Central CA Unified School District GO	4.000%	8/1/48	8,500	9,408
Central School District San Bernardino
California GO	5.000%	8/1/47	3,350	4,027
Central School District San Bernardino
California GO	4.000%	8/1/48	3,945	4,476
Ceres CA Unified School District GO	5.000%	8/1/51 (15)	5,000	6,008
Cerritos CA Community College District GO	4.000%	8/1/33	2,135	2,384
Cerritos CA Community College District GO	0.000%	8/1/34	4,000	2,837
Cerritos CA Community College District GO	0.000%	8/1/35	1,730	1,188
Cerritos CA Community College District GO	5.000%	8/1/38	7,000	7,757
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/30	3,500	4,015
Chabot-Las Positas CA Community College
District GO	4.000%	8/1/47	1,100	1,235
Charter Oak CA Unified School District GO	5.000%	8/1/31 (4)	1,380	1,659
Charter Oak CA Unified School District GO	5.000%	8/1/33 (4)	1,755	2,099
Chico CA Unified School District GO	4.000%	8/1/35	1,880	2,117
Chico CA Unified School District GO	3.000%	8/1/44	8,000	8,178
Chula Vista CA Elementary School District BAN	0.000%	8/1/23	2,000	1,909
Chula Vista CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/25	2,130	2,469
Chula Vista CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	4.000%	10/1/26	1,175	1,388
1 Citrus CA Community College District GO,
5.000% coupon rate effective 2/1/2023	0.000%	8/1/36	1,810	1,745
1 Citrus CA Community College District GO,
5.000% coupon rate effective 2/1/2023	0.000%	8/1/37	2,475	2,378
1 Citrus CA Community College District GO,
5.000% coupon rate effective 2/1/2023	0.000%	8/1/38	2,150	2,060
Clovis CA Wastewater System Revenue	5.000%	8/1/37 (15)	1,000	1,246
Clovis CA Wastewater System Revenue	5.000%	8/1/38 (15)	2,235	2,778
Colton CA Joint Unified School District GO	4.000%	8/1/32 (15)	1,340	1,543
Conejo Valley CA Unified School District GO	0.000%	8/1/29 (4)	2,000	1,465
Conejo Valley CA Unified School District GO	0.000%	8/1/30 (4)	1,865	1,289
Contra Costa CA Community College District
GO	5.000%	8/1/38	3,600	4,110
Contra Costa CA Transportation Authority Sales
Tax Revenue	5.000%	3/1/34	1,970	2,222
Cotati-Rohnert Park CA Unified School District
GO	5.000%	8/1/44 (4)	3,000	3,496
3 Cotati-Rohnert Park CA Unified School District
GO TOB VRDO	1.400%	9/9/19 (15)	3,505	3,505
Del Mar CA Race Track Authority Revenue	5.000%	10/1/38	1,500	1,503
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	3,325	3,946
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	1,500	1,780
East Bay CA Regional Park District GO	5.000%	9/1/19 (Prere.)	1,825	1,825
East Bay CA Regional Park District GO	5.000%	9/1/25	175	176
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/29 (4)	1,000	1,097
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/30 (4)	2,000	2,176

East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/31 (4)	2,000	2,153
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/32 (4)	1,500	1,604
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/33 (4)	1,500	1,594
East Side CA Union High School District Santa
Clara County GO	3.000%	8/1/35 (4)	5,995	6,293
Eastern California Municipal Water District
Water & Sewer Revenue	4.000%	7/1/34	5,300	6,051
Eastern California Municipal Water District
Water & Wastewater Revenue	4.000%	7/1/35	3,780	4,292
Eastern California Municipal Water District
Water & Wastewater Revenue	5.000%	7/1/39	2,030	2,470
Eastern California Municipal Water District
Water & Wastewater Revenue VRDO	1.150%	9/3/19	600	600
El Camino CA Community College District GO	5.000%	8/1/32	1,000	1,239
El Camino CA Community College District GO	5.000%	8/1/33	1,115	1,379
El Camino CA Community College District GO	5.000%	8/1/37	1,550	1,888
El Camino CA Community College District GO	5.000%	8/1/48	6,550	8,214
El Camino CA Healthcare District GO	4.000%	8/1/34	5,000	5,772
El Dorado CA Irrigation District Revenue	5.250%	3/1/39 (4)	7,500	8,770
El Segundo CA Unified School District GO	3.000%	8/1/44	1,755	1,797
El Segundo CA Unified School District GO	3.000%	8/1/46	3,875	3,956
El Segundo CA Unified School District GO	3.125%	8/1/48	4,530	4,654
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/27	1,000	1,103
Escondido CA GO	5.000%	9/1/30	2,030	2,471
Evergreen CA School District Election GO	4.000%	8/1/39	330	380
6 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue VRDO	3.050%	4/15/34	1,645	1,787
6 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue VRDO	2.350%	12/15/35	5,000	5,175
Folsom Ranch CA Financing Authority Special
Tax Revenue	5.000%	9/1/33	530	625
Folsom Ranch CA Financing Authority Special
Tax Revenue	5.000%	9/1/38	845	985
Folsom Ranch CA Financing Authority Special
Tax Revenue	5.000%	9/1/48	1,675	1,934
Foothill-De Anza CA Community College District
GO	0.000%	8/1/22 (14)	3,850	3,729
Foothill-De Anza CA Community College District
GO	0.000%	8/1/23 (14)	3,590	3,432
Foothill-De Anza CA Community College District
GO	0.000%	8/1/25 (14)	2,390	2,214
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.500%	1/15/43	2,200	2,632
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	5.750%	1/15/46	13,500	15,813
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	6.000%	1/15/53	6,675	7,908
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue PUT	3.500%	1/15/53	3,500	3,666
1 Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue, 6.850% coupon
rate effective 1/15/2024	0.000%	1/15/42	9,000	9,576
6 Freddie Mac ML-05	3.350%	11/25/33	1,996	2,235

Fresno CA Joint Powers Financing Authority
Lease Revenue	5.000%	4/1/35 (4)	1,000	1,215
Fresno CA Unified School District GO	4.000%	8/1/31	450	524
Fresno CA Unified School District GO	4.000%	8/1/32	550	637
Fresno CA Unified School District GO	4.000%	8/1/33	750	863
Fresno CA Unified School District GO	4.000%	8/1/34	800	916
Fresno CA Unified School District GO	4.000%	8/1/35	850	970
Fresno CA Unified School District GO	4.000%	8/1/36	1,000	1,138
Fresno CA Unified School District GO	4.000%	8/1/37	850	963
Fresno CA Unified School District GO	4.000%	8/1/39	1,540	1,734
Gilroy CA School Facilities Finance Authority
Revenue	5.000%	8/1/46	5,000	5,632
Gilroy CA Unified School District GO	4.000%	8/1/33	1,155	1,334
Gilroy CA Unified School District GO	4.000%	8/1/36	1,000	1,139
Gilroy CA Unified School District GO	4.000%	8/1/37	1,100	1,245
Gilroy CA Unified School District GO	4.000%	8/1/41	3,115	3,476
Gilroy CA Unified School District GO	4.000%	8/1/46	8,000	8,872
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/25	4,120	4,848
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/28 (2)	10,045	8,671
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/30	5,250	6,432
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/31	6,500	7,915
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/32	2,260	2,742
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	1,365	1,651
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/35	5,000	5,956
Golden State Tobacco Securitization Corp.
California Revenue	3.500%	6/1/36	5,650	5,765
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/40	14,000	16,506
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	2,500	2,743
Grossmont CA Union High School District GO	0.000%	8/1/30	6,550	5,304
Grossmont-Cuyamaca CA Community College
District GO	4.000%	8/1/47	10,935	12,425
Hartnell CA Community College District GO	4.000%	8/1/47	4,165	4,674
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	3,780	4,434
Hayward CA Unified School District GO	5.000%	8/1/31 (4)	3,500	4,108
Hayward CA Unified School District GO	5.000%	8/1/33 (15)	1,335	1,714
Hayward CA Unified School District GO	5.000%	8/1/34 (15)	1,000	1,279
Hayward CA Unified School District GO	4.000%	8/1/43 (15)	3,000	3,409
Hayward CA Unified School District GO	4.000%	8/1/48 (15)	4,050	4,568
Hemet CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/39	1,100	1,242
Imperial CA Community College District GO	0.000%	8/1/30 (15)	2,125	1,608
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/32	2,765	3,415
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/45	4,010	4,778
Imperial CA Unified School District GO	5.250%	8/1/43 (15)	5,000	6,245
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/32 (15)	1,000	1,231
Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/34 (15)	960	1,175

Inglewood CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	5/1/38 (15)	500	604
Irvine CA Assessment District No. 93-14
Improvement Revenue VRDO	1.160%	9/3/19 LOC	27,600	27,600
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	1.210%	9/3/19 LOC	2,310	2,310
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/37	265	315
4 Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	4.000%	9/1/40	350	396
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/42	400	471
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/47	1,000	1,171
4 Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	4.000%	9/1/49 (15)	1,110	1,264
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	5.000%	9/1/51	1,000	1,159
4 Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue	4.000%	9/1/54 (15)	2,750	3,104
Irvine CA Unified School District Community
Facilities District No. 09-1 Special Tax
Revenue VRDO	1.200%	9/3/19 LOC	2,433	2,433
Irvine CA Facilities District No. 2013-3 Special
Tax Revenue	5.000%	9/1/51 (4)	1,250	1,471
3 Irvine Ranch CA Water District Revenue TOB
VRDO	1.330%	9/9/19	4,160	4,160
Jurupa CA Unified School District GO	4.000%	8/1/43	8,000	9,196
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/34	1,050	1,240
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/36	2,450	2,616
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,000	1,233
Lancaster CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	8/1/30	1,255	1,539
Las Virgenes CA Unified School District GO	0.000%	9/1/26 (14)	6,160	5,558
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/32 (4)	3,220	4,113
Lincoln CA Special Tax Revenue (Lincoln
Crossing Project)	5.000%	9/1/34 (4)	2,000	2,521
Livermore Valley CA Joint Unified School District
GO	4.000%	8/1/31	330	383
Livermore Valley CA Joint Unified School District
GO	4.000%	8/1/33	400	461
Livermore Valley CA Water Financing Authority
Revenue	5.000%	7/1/30	625	802
Livermore Valley CA Water Financing Authority
Revenue	4.000%	7/1/43	3,000	3,403
Lodi CA Public Financing Authority Electric
Revenue	5.000%	9/1/32 (4)	1,640	2,106

Long Beach CA Airport Revenue	5.000%	6/1/40	4,440	4,559
Long Beach CA Community College District GO	0.000%	8/1/34	2,520	1,787
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/29	1,235	1,587
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.000%	11/15/35	1,575	2,145
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/37	3,090	4,473
7 Long Beach CA Finance Authority Natural Gas
Purchase Revenue, 67% of 3M USD LIBOR+
1.430%	2.876%	11/15/26	1,800	1,826
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26 (2)	7,570	8,896
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31 (2)	4,215	5,546
Long Beach CA Harbor Revenue	5.000%	5/15/39	1,510	1,791
Long Beach CA Harbor Revenue	5.000%	5/15/42	2,000	2,363
Long Beach CA Harbor Revenue	5.000%	5/15/47	4,995	6,096
Long Beach CA Unified School District GO	0.000%	8/1/26	1,870	1,647
4 Long Beach CA Unified School District GO	3.000%	8/1/39	2,840	2,988
Los Angeles CA Community College District GO	5.250%	8/1/20 (Prere.)	5,000	5,197
Los Angeles CA Community College District GO	5.000%	8/1/28	3,510	4,178
Los Angeles CA Community College District GO	5.000%	8/1/28	4,100	4,881
Los Angeles CA Community College District GO	4.000%	8/1/29	1,260	1,511
Los Angeles CA Community College District GO	5.000%	8/1/29	5,000	5,936
Los Angeles CA Community College District GO	5.000%	8/1/30	5,500	6,515
Los Angeles CA Community College District GO	4.000%	8/1/31	1,865	2,195
Los Angeles CA Community College District GO	4.000%	8/1/32	1,700	2,021
Los Angeles CA Community College District GO	4.000%	8/1/33	3,500	3,933
Los Angeles CA Community College District GO	4.000%	8/1/33	1,075	1,271
Los Angeles CA Community College District GO	4.000%	8/1/36	2,300	2,669
Los Angeles CA Community College District GO	4.000%	8/1/37	5,000	5,461
Los Angeles CA Community College District GO	4.000%	8/1/41	5,000	5,696
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	3,195	3,284
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	16,000	17,530
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	4,000	4,111
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	1,000	1,249
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/37	2,135	2,765
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/38	5,110	6,050
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/38	2,150	2,771
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/38	2,100	2,707
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/49	5,000	6,239
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	5,000	6,007
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	2,125	2,781
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30	5,000	6,632
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31	1,380	1,705

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	4,675	6,184
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	7,030	9,299
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	2,500	2,942
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	5,065	6,636
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	3,000	3,950
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/33	5,000	6,583
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34	9,020	11,764
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	3,500	4,103
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	5,000	5,259
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	10,000	11,094
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	3,790	4,623
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	4,765	5,966
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,545	1,712
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,700	2,156
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	4,675	5,826
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,640	2,087
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	5,000	5,538
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	1,835	2,217
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	2,500	3,105
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	4,345	5,476
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/38	1,000	1,265
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	4,000	4,663
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/39	2,000	2,108
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/40	2,020	2,428
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/42	4,500	5,404
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	10,150	11,219
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,530
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	5,000	5,740

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44	13,950	16,232
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/46	2,500	2,984
Los Angeles CA Department of Water & Power
Revenue VRDO	1.150%	9/3/19	900	900
Los Angeles CA Harbor Department Revenue	4.000%	8/1/39	3,000	3,359
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/36	4,500	5,813
Los Angeles CA Metropolitan Transportation
Authority Sales Tax Revenue	5.000%	7/1/38	5,950	7,620
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/26	3,240	3,820
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/29	3,000	3,787
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/30	2,435	3,060
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/31	1,565	1,822
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/32	1,525	1,771
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	5,200	5,982
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/33	1,765	2,068
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/34	2,500	2,850
Los Angeles CA Unified School District GO	5.000%	7/1/23	1,000	1,148
Los Angeles CA Unified School District GO	5.000%	7/1/28	8,000	9,403
Los Angeles CA Unified School District GO	5.000%	7/1/28	2,040	2,644
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,500	5,686
Los Angeles CA Unified School District GO	5.000%	7/1/30	2,860	3,351
Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	10,335
Los Angeles CA Unified School District GO	4.000%	7/1/35	5,000	5,634
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	1,010	1,279
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	3,250	4,103
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,500	3,147
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	5,000	5,997
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,660	2,082
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	2,100	2,624
Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	2,840	3,217
Los Angeles CA Wastewater System Revenue	5.000%	6/1/48	10,000	12,436
Los Angeles County CA Public Works
Financing Authority Revenue	5.000%	12/1/34	2,000	2,375
Los Angeles County CA Facilities Inc. Lease
Revenue	4.000%	12/1/48	7,500	8,607
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/31	2,025	2,533
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,916
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/34	5,075	6,283
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	4,205
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	4,497

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/37	2,750	3,041
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/42	5,940	6,563
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/35	4,000	4,783
Los Angeles County CA School District GO	5.000%	7/1/30 (15)	2,820	3,634
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/20 (2)	2,095	2,071
Los Angeles County CA Unified School District
GO	5.000%	7/1/30	4,110	5,456
Los Angeles County CA Unified School District
GO	5.000%	7/1/31	5,030	6,639
Los Angeles County CA Unified School District
GO	3.000%	1/1/34	4,780	5,080
Los Rios CA Community College District GO	4.000%	8/1/34	4,500	5,256
Los Rios CA Community College District GO	3.000%	8/1/44	3,850	3,944
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	10,897
M-S-R California Energy Authority Revenue	7.000%	11/1/34	3,200	4,976
M-S-R California Energy Authority Revenue	6.500%	11/1/39	3,500	5,591
M-S-R California Energy Authority Revenue	6.500%	11/1/39	4,195	6,701
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	1,745	1,828
Madera CA Unified School District GO	0.000%	8/1/28 (14)	2,680	2,277
Marin CA Community College District GO	4.000%	8/1/35	700	799
Marin CA Community College District GO	4.000%	8/1/38	1,500	1,697
Marin CA Healthcare District GO	5.000%	8/1/29	1,055	1,285
Marina Coast Water District California Enterprise
Revenue	5.000%	6/1/37	4,085	4,871
Martinez CA Unified School District GO	4.000%	8/1/48	3,000	3,320
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/33	6,000	6,587
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/34	5,540	6,787
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/40	4,500	5,385
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/26	2,085	2,571
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/30	4,000	4,839
Modesto CA Irrigation District Financing
Authority Electric Revenue	5.000%	10/1/40	6,000	7,133
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	4,345	4,701
Moreno Valley CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	8/1/31	1,660	2,090
Moreno Valley CA Unified School District
Financing Authority Special Tax Revenue	5.000%	9/1/33	1,605	1,874
Morgan Hill CA Unified School District GO	4.000%	8/1/47	8,490	9,620
Mount San Antonio CA Community College
District GO	5.000%	8/1/32	1,000	1,341
Mount San Antonio CA Community College
District GO	5.000%	8/1/33	1,125	1,503
Mount San Antonio CA Community College
District GO	5.000%	8/1/39	2,525	3,288

Mount San Antonio CA Community College
District GO	4.000%	8/1/49	6,200	7,221
Mountain View-Whisman CA School District
COP	4.000%	6/1/30	675	779
Mountain View-Whisman CA School District
COP	4.000%	6/1/32	1,500	1,718
1 Napa Valley CA Community College District GO,
4.000% coupon rate effective 2/1/2021	0.000%	8/1/33	2,500	2,680
1 Napa Valley CA Community College District GO,
4.000% coupon rate effective 2/1/2021	0.000%	8/1/34	2,000	2,137
New Haven CA Unified School District GO	5.000%	8/1/27 (15)	3,000	3,548
New Haven CA Unified School District GO	5.000%	8/1/28 (15)	2,000	2,357
Newark CA Unified School District GO	5.000%	8/1/44	6,000	6,945
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,525	3,923
4 Newport Mesa CA Unified School District GO	5.000%	8/1/21	2,500	2,613
Newport Mesa CA Unified School District GO	0.000%	8/1/35	4,000	2,861
Newport Mesa CA Unified School District GO	0.000%	8/1/36	1,000	695
Newport Mesa CA Unified School District GO	0.000%	8/1/37	2,000	1,345
Newport Mesa CA Unified School District GO	0.000%	8/1/38	1,000	650
North Orange County CA Community College
District GO	3.000%	8/1/38	1,000	1,047
North Orange County CA Community College
District GO	3.000%	8/1/39	1,000	1,043
North Orange County CA Community College
District GO	3.000%	8/1/40	1,000	1,039
Northern California Energy Authority Commodity
Supply Revenue PUT	4.000%	7/1/24	5,000	5,519
Northern California Power Agency Revenue
(Hydroelectric Project)	7.500%	7/1/21 (Prere.)	1,120	1,227
Northern California Transmission Agency
Revenue	5.000%	5/1/37	3,610	4,345
Northern California Transmission Agency
Revenue	5.000%	5/1/38	1,865	2,240
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/25	1,820	1,351
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/26	1,990	1,478
Norwalk-La Mirada CA Unified School District
GO	5.000%	8/1/44	4,320	5,272
Norwalk-La Mirada CA Unified School District
GO	4.000%	8/1/47	5,105	5,729
Oakland CA GO	5.000%	1/15/29	1,640	2,001
Oakland CA Unified School District GO	6.625%	8/1/21 (Prere.)	1,000	1,109
Oakland CA Unified School District GO	5.000%	8/1/30 (15)	900	1,086
Oakland CA Unified School District GO	5.000%	8/1/31	755	923
Oakland CA Unified School District GO	4.000%	8/1/33 (4)	3,450	3,976
Oakland CA Unified School District GO	4.000%	8/1/34 (4)	2,545	2,924
Oakland CA Unified School District GO	4.000%	8/1/35 (4)	1,000	1,146
Oakland CA Unified School District GO	5.000%	8/1/35	2,850	3,375
Oakland CA Unified School District GO	5.000%	8/1/40	500	586
Oceanside CA Unified School District GO	0.000%	8/1/25 (ETM)	755	701
Oceanside CA Unified School District GO	0.000%	8/1/25 (12)	6,110	5,618
Orange County CA Water District COP	2.000%	8/15/23	5,000	5,170

Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.250%	9/2/22	200	219
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/26	1,000	1,115
Palomar CA Community College District GO	0.000%	8/1/24	5,125	4,813
Palomar CA Community College District GO	4.000%	8/1/45	3,000	3,399
Palomar Pomerado Health California COP	6.000%	11/1/20 (Prere.)	3,800	4,019
Palomar Pomerado Health California COP	4.000%	8/1/36	5,085	5,674
Palomar Pomerado Health California GO	4.000%	8/1/32	4,000	4,574
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	4,100	2,916
Palomar Pomerado Health California GO	4.000%	8/1/33	4,085	4,648
Palomar Pomerado Health California GO	5.000%	8/1/34	1,100	1,318
Palomar Pomerado Health California GO	4.000%	8/1/35	4,270	4,798
Palomar Pomerado Health California GO	0.000%	8/1/36	5,000	3,085
Palomar Pomerado Health California Revenue	5.000%	11/1/39	5,000	5,785
Palomar Pomerado Health California Revenue	5.000%	11/1/42	3,000	3,533
Palomar Pomerado Health California Revenue	5.000%	11/1/47 (4)	4,000	4,788
Paramount CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	3,000	2,476
Pasadena CA Unified School District GO	5.000%	5/1/34	4,000	4,404
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/21 (2)	2,920	2,844
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/22 (2)	4,125	3,957
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/24 (2)	1,000	923
Pleasanton CA Unified School District GO	4.000%	8/1/42	7,300	8,274
Poway CA Unified School District GO	0.000%	8/1/33	5,010	3,744
Poway CA Unified School District GO	0.000%	8/1/33	990	740
Poway CA Unified School District GO	0.000%	8/1/34	8,130	5,886
Poway CA Unified School District GO	0.000%	8/1/46	10,000	4,627
2 Poway CA Unified School District GO	0.000%	8/1/51	10,000	3,877
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/38	1,200	1,319
Poway CA Unified School District Public
Financing Authority Community Facilities
District No. 11 Zones 2 & 3 Special Tax
Revenue	5.000%	9/15/43	2,325	2,554
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/24	785	909
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/25	1,825	2,043
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/27	2,040	2,278
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/15/27	1,030	1,191
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/28	2,335	2,930
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/29	3,455	4,313

Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/30	1,765	2,188
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/31	1,350	1,495
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/33	980	1,090
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/33 (15)	1,740	2,102
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/36	600	666
Rancho Cucamonga CA Redevelopment
Agency Successor Agency Tax Allocation
Revenue (Rancho Redevelopment Project)	5.000%	9/1/29 (4)	1,800	2,117
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/29	1,000	1,215
Redding CA Joint Powers Financing Authority
Electric System Revenue	5.000%	6/1/31	600	727
Redwood City CA Redevelopment Agency
Redevelopment Project Area No. 2 Tax
Allocation Revenue	0.000%	7/15/26 (2)	3,445	3,072
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/23 (4)	600	695
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/30 (4)	1,000	1,328
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/32 (4)	1,000	1,315
Richmond CA Joint Powers Financing Authority
Revenue (Civic Center Project)	5.000%	11/1/33 (4)	2,105	2,756
Rio Hondo CA Community College District GO	0.000%	8/1/36	16,650	11,262
Riverside CA Electric Revenue VRDO	1.150%	9/9/19 LOC	185	185
Riverside CA Sewer Revenue	5.000%	8/1/32	3,000	3,921
Riverside CA Sewer Revenue	5.000%	8/1/33	3,660	4,758
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/24	1,440	1,591
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/28	1,795	1,984
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/29	1,880	2,079
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/32	1,375	1,518
Riverside County CA Infrastructure Financing
Authority (Indio Law Building)	4.000%	11/1/44	10,090	11,399
Riverside County CA Public Financing Authority
Lease Revenue	5.000%	11/1/33	5,000	6,050
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/40	5,000	6,068
Riverside County CA Public Financing Authority
Lease Revenue	5.250%	11/1/45	8,000	9,644
Riverside County CA Public Financing Authority
Tax Allocation Revenue	5.000%	10/1/32 (15)	820	1,019
3 Riverside County CA Public Financing Authority
Tax Allocation Revenue TOB VRDO	1.450%	9/9/19 (15)	2,420	2,420
Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue	4.000%	10/1/37 (4)	1,500	1,651
1 Riverside County CA Redevelopment Successor
Agency Tax Allocation Revenue, 5.000%
coupon rate effective 10/1/2021	0.000%	10/1/41 (15)	2,000	2,153

Riverside County CA Transportation
Commission Sales Tax Revenue	5.000%	6/1/38	3,500	4,381
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/41	6,710	3,366
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/42	2,975	1,438
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/43	7,500	3,492
Riverside County CA Transportation
Commission Toll Revenue	5.750%	6/1/48	2,000	2,233
Roseville CA Financing Authority Electric
System Revenue	5.000%	2/1/20 (Prere.)	4,500	4,576
Roseville CA Financing Authority Electric
System Revenue	4.000%	2/1/37	7,480	8,512
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/22	1,635	1,771
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	2,500	3,132
Roseville CA Special Tax Revenue	5.000%	9/1/37	1,250	1,433
Ross Valley CA Public Financing Authority
Revenue	5.000%	1/1/39	500	588
Ross Valley CA Public Financing Authority
Revenue	5.000%	1/1/43	1,190	1,391
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/39 (15)	1,900	2,202
Sacramento CA Area Flood Control Agency
Special Assessment Revenue (Natomas
Basin Local Assessment)	5.000%	10/1/44 (15)	2,000	2,305
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/30 (14)	3,000	2,240
Sacramento CA Financing Authority Lease
Revenue	5.400%	11/1/20 (2)	2,500	2,566
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/28	2,000	2,313
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/31	1,175	1,304
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/32	1,195	1,325
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/33	1,450	1,607
Sacramento CA Municipal Utility District
Revenue PUT	5.000%	10/17/23	2,500	2,856
Sacramento CA Municipal Utility District
Revenue PUT	5.000%	10/15/25	2,500	3,043
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/36	1,370	1,421
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/42	3,125	3,241
Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/36	2,245	2,820
Sacramento CA Transient Occupancy Tax
Revenue (Convention Center Complex)	5.000%	6/1/48	10,000	12,193
Sacramento CA Transient Occupancy Tax
Revenue (Sub-Convention Center Complex)	5.000%	6/1/48	5,000	6,088
Sacramento County CA Airport Revenue	5.000%	7/1/31	500	646
Sacramento County CA Airport Revenue	5.000%	7/1/33	1,660	2,115

4 Sacramento County CA Airport Revenue	5.000%	7/1/34	1,275	1,623
Sacramento County CA Airport Revenue	5.000%	7/1/34	2,000	2,540
Sacramento County CA Airport Revenue	5.000%	7/1/35	2,515	3,191
Sacramento County CA Airport Revenue	5.000%	7/1/35	2,000	2,532
Sacramento County CA Airport Revenue	5.000%	7/1/38	1,330	1,673
Sacramento County CA Airport Revenue	5.000%	7/1/41	7,750	9,286
Sacramento County CA Airport Revenue	5.000%	7/1/41	3,500	4,186
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/32	1,000	1,217
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/35	4,920	5,736
San Bernardino CA City Unified School District
COPS	5.000%	10/1/31 (4)	1,000	1,291
San Bernardino CA City Unified School District
COPS	5.000%	10/1/32 (4)	1,365	1,749
San Bernardino CA City Unified School District
COPS	5.000%	10/1/34 (4)	2,360	2,993
San Bernardino CA City Unified School District
GO	0.000%	8/1/35 (4)	5,900	4,057
San Bernardino CA City Unified School District
GO	0.000%	8/1/36 (4)	5,000	3,315
San Bernardino CA City Unified School District
GO	4.000%	8/1/42 (4)	4,500	4,990
San Bernardino CA Community College District
GO	0.000%	8/1/44	5,000	2,371
San Bernardino CA Community College District
GO	5.000%	8/1/45	3,500	4,133
San Bernardino CA Community College District
GO	0.000%	8/1/48	17,770	7,593
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	10/1/24	2,000	2,392
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	10/1/25	4,000	4,933
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	10/1/26	2,000	2,534
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	10/1/27	3,500	4,536
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/32	4,035	4,417
San Diego CA Association of Governments
Capital Grant Receipts Revenue	5.000%	11/15/23	1,000	1,124
San Diego CA Association of Governments
Capital Grant Receipts Revenue	5.000%	11/15/24	1,000	1,161
San Diego CA Association of Governments
Capital Grant Receipts Revenue	5.000%	11/15/25	1,000	1,198
San Diego CA Association of Governments
Capital Grant Receipts Revenue	5.000%	11/15/26	1,000	1,228
San Diego CA Association of Governments
Capital Grant Receipts Revenue	1.800%	11/15/27	1,250	1,273
San Diego CA Association of Governments
South Bay Expressway Toll Revenue	5.000%	7/1/42	4,130	5,039
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	2,500	2,698
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,000	3,238
San Diego CA Community College District GO	4.000%	8/1/32	3,200	3,729
San Diego CA Community College District GO	4.000%	8/1/32	3,935	4,591
San Diego CA Community College District GO	0.000%	8/1/36	8,000	5,512
San Diego CA Community College District GO	0.000%	8/1/38	3,510	2,264

San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/36	5,050	6,241
San Diego CA Unified School District GO	0.000%	7/1/29	8,150	6,819
San Diego CA Unified School District GO	0.000%	7/1/30	1,500	1,217
San Diego CA Unified School District GO	0.000%	7/1/31	1,500	1,177
San Diego CA Unified School District GO	0.000%	7/1/32	1,085	828
San Diego CA Unified School District GO	4.000%	7/1/32	6,245	7,245
San Diego CA Unified School District GO	0.000%	7/1/34	3,500	2,263
San Diego CA Unified School District GO	4.000%	7/1/34	1,210	1,371
San Diego CA Unified School District GO	5.000%	7/1/35	5,000	5,714
San Diego CA Unified School District GO	0.000%	7/1/38	4,890	3,132
San Diego CA Unified School District GO	4.000%	7/1/45	8,050	8,907
San Diego CA Unified School District GO	0.000%	7/1/46	10,000	4,945
San Diego CA Unified School District GO	4.000%	7/1/47	12,525	14,168
San Diego CA Unified School District GO	0.000%	7/1/49	1,000	437
3 San Diego CA Unified School District GO TOB
VRDO	1.500%	9/9/19	4,795	4,795
San Diego County CA COP	5.000%	10/15/28	1,445	1,729
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	4,000	4,128
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,200	3,302
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	2,715	2,801
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/40	3,000	3,089
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/42	2,510	3,073
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/43	3,540	3,980
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/35	1,540	1,892
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/37	1,500	1,653
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,240	6,543
San Diego County CA Water Authority Revenue	5.000%	5/1/36	8,500	10,453
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/31	7,000	8,497
San Francisco CA Bay Area Rapid Transit
District GO	3.000%	8/1/49	12,600	13,222
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/30	1,550	1,887
San Francisco CA City & County COP	4.000%	4/1/33	5,040	5,699
San Francisco CA City & County COP	4.000%	9/1/33	5,855	6,373
San Francisco CA City & County GO	4.000%	6/15/34	8,485	9,364
San Francisco CA City & County GO	4.000%	6/15/35	8,825	9,696
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	1,485	1,587
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	1,030	1,279
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/32	1,000	1,231
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/33	3,145	4,119
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	5,500	6,145

San Francisco CA City & County International
Airport Revenue	5.000%	5/1/44	6,000	6,859
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/46	16,120	19,344
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/48	4,600	5,687
4 San Francisco CA City & County International
Airport Revenue	5.000%	5/1/50	15,900	19,899
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	11/1/33	1,500	1,784
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/34	2,675	3,255
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/34	3,000	3,877
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/35	2,815	3,430
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/36	2,960	3,599
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/36	7,000	8,989
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	5.000%	10/1/37	2,080	2,663
3 San Francisco CA City & County Public Utilities
Commission Wastewater Revenue TOB
VRDO	1.500%	9/9/19	8,660	8,660
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21 (Prere.)	1,100	1,197
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21 (Prere.)	1,205	1,312
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/21 (Prere.)	5,000	5,443
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	5,000	5,546
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	4,000	4,436
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	5/1/22 (Prere.)	950	1,054
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/29	8,000	8,946
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	5,035	6,400
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/30	2,040	2,486
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/31	2,430	2,931
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/31	1,015	1,224
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	10/1/32	1,125	1,256
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	4,000	4,833
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	1,305	1,578
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/33	1,370	1,652
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	1,860	2,044

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	5,000	6,242
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/36	4,010	4,813
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/39	8,000	9,043
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/43	10,000	10,959
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.750%	2/1/21 (Prere.)	1,000	1,082
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/28	975	1,218
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/30	1,200	1,485
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/37	850	1,019
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bays
Redevelopment Project)	5.000%	8/1/43	3,500	4,013
San Francisco CA City & County Unified School
District GO	5.000%	6/15/32	8,365	8,622
4 San Jacinto CA Unified School District CP	5.000%	9/1/27 (12)	1,140	1,386
4 San Jacinto CA Unified School District CP	5.000%	9/1/40 (12)	1,075	1,310
San Joaquin County CA Transportation
Authority Revenue	5.000%	3/1/37	7,000	8,662
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	6,000	5,484
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	6,375	5,671
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/34	5,000	5,797
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/44	10,010	11,493
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.250%	1/15/44	2,270	2,595
San Jose CA Airport Revenue	5.000%	3/1/42	2,140	2,602
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/20 (Prere.)	850	885
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/20 (Prere.)	2,750	2,864
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/35	4,100	5,170
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.500%	5/1/42	5,000	5,430
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/32	10,000	12,043
San Juan CA Unified School District GO	0.000%	8/1/20 (4)	4,930	4,880
San Juan CA Unified School District GO	0.000%	8/1/23 (4)	4,540	4,327

San Luis Obispo County CA Community College
District GO	5.000%	8/1/32	1,395	1,680
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/29 (4)	760	977
San Marcos CA Schools Financing Authority
Lease Revenue	5.000%	8/15/34 (4)	1,155	1,437
San Marcos CA Unified School District GO	5.000%	8/1/21 (Prere.)	5,620	6,066
San Marcos CA Unified School District GO	5.000%	8/1/21 (Prere.)	2,835	3,060
San Marcos CA Unified School District GO	0.000%	8/1/32	2,600	1,967
San Marcos CA Unified School District GO	4.000%	8/1/33	3,500	4,081
San Marcos CA Unified School District GO	5.000%	8/1/35	5,000	6,301
San Marcos CA Unified School District GO	5.000%	8/1/36	2,000	2,511
1 San Mateo CA Union High School District GO,
6.875% coupon rate effective 9/1/2034	0.000%	9/1/46	3,280	2,840
San Mateo County CA Community College
District GO	5.000%	9/1/39	1,000	1,318
San Mateo County CA Community College
District GO	5.000%	9/1/40	1,100	1,442
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/1/21 (14)	3,500	3,682
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	4.000%	7/15/52	8,955	10,195
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/31	2,290	2,838
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.000%	7/15/35	2,110	2,397
San Mateo County CA Mid-Peninsula Water
District COP	4.000%	12/1/46	2,000	2,227
San Mateo Foster City CA Public Financing
Authority Wastewater Revenue	5.000%	8/1/49	6,000	7,663
San Mateo-Foster City CA School District GO	4.000%	8/1/45	5,000	5,507
San Pablo CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	6/15/29 (4)	1,780	2,063
San Rafael CA Elementary School District GO	4.500%	8/1/42	2,645	3,145
San Rafael CA Elementary School District GO	5.000%	8/1/43	2,550	3,128
San Rafael CA Elementary School District GO	4.000%	8/1/47	1,350	1,515
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/33 (2)	2,000	1,409
San Ramon Valley CA Unified School District
GO	4.000%	8/1/34	3,445	3,912
San Ysidro CA School District COP	5.000%	9/1/47 (15)	2,045	2,249
Santa Ana CA College Improvement District No.
1 Rancho Santiago Community College GO	4.000%	8/1/41	2,000	2,272
Santa Ana CA Unified School District GO	0.000%	8/1/32 (14)	3,680	2,735
Santa Barbara CA Secondary/High School
District GO	0.000%	8/1/40	2,050	1,176
Santa Barbara CA Unified School District GO	4.000%	8/1/31	985	1,175
Santa Clara CA Electric Revenue	6.000%	7/1/31	3,000	3,269
Santa Clara CA Financing Authority Revenue	4.000%	5/15/33	2,500	2,827
Santa Clara CA Financing Authority Revenue	3.000%	5/1/38	2,765	2,894
4 Santa Clara CA Financing Authority Revenue	3.125%	5/1/47	4,165	4,294
Santa Clara CA Unified School District GO	5.000%	7/1/20 (Prere.)	4,000	4,136
Santa Clara CA Unified School District GO	3.000%	7/1/31	1,395	1,513

Santa Clara CA Unified School District GO	3.000%	7/1/31	4,460	4,839
Santa Clara CA Unified School District GO	3.000%	7/1/32	1,490	1,608
Santa Clara CA Unified School District GO	3.000%	7/1/34	1,705	1,821
Santa Clara CA Unified School District GO	3.000%	7/1/37	2,955	3,088
Santa Clara CA Unified School District GO	3.000%	7/1/38	3,225	3,358
Santa Clara CA Unified School District GO	4.000%	7/1/41	5,000	5,652
3 Santa Clara County CA Financing Authority
Revenue TOB VRDO	1.500%	9/9/19	6,340	6,340
Santa Clara Valley CA Joint Powers Authority
Revenue	5.000%	8/1/29	525	664
Santa Clarita CA Community College District
GO	3.000%	8/1/36	750	795
Santa Clarita CA Community College District
GO	3.000%	8/1/41	950	991
Santa Clarita CA Community College District
GO	4.000%	8/1/41	6,850	7,645
Santa Clarita CA Community College District
GO	3.000%	8/1/49	5,750	5,911
Santa Monica CA Community College District
GO	4.000%	8/1/31	3,000	3,362
Santa Monica CA Community College District
GO	4.000%	8/1/35	1,050	1,233
Santa Monica CA Community College District
GO	4.000%	8/1/36	1,250	1,462
Santa Monica-Malibu CA Unified School District
GO	4.000%	7/1/38	400	458
Santa Rosa CA High School District GO	5.000%	8/1/36 (4)	550	677
Santa Rosa CA High School District GO	5.000%	8/1/37 (4)	470	577
Santa Rosa CA High School District GO	5.000%	8/1/39 (4)	1,125	1,376
Santa Rosa CA Wastewater Revenue	5.000%	9/1/28	4,845	5,403
Sierra CA Joint Community College District
School Facilities District No. 4 GO	4.000%	8/1/53	3,350	3,784
Silicon Valley CA Clean Water Wastewater
Revenue	5.000%	2/1/39	3,090	3,564
Simi Valley CA Unified School District GO	0.000%	8/1/32 (4)	1,720	1,296
Simi Valley CA Unified School District GO	4.000%	8/1/35	1,245	1,445
Simi Valley CA Unified School District GO	5.000%	8/1/44	1,000	1,228
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/32	995	1,088
Solana Beach CA School District Special Tax
Revenue	5.000%	9/1/35	2,495	2,729
Solano County CA Community College District
GO	5.000%	8/1/37	1,050	1,312
South Bayside CA Waste Management Authority
Solid Waste Enterprise Revenue (Shoreway
Environment Center)	5.000%	9/1/42 (4)	1,300	1,660
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/28	3,600	4,516
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	3,530	4,694
Southern California Public Power Authority
Revenue (Transmission Project)	5.750%	7/1/21 (14)	220	221
Southern California Public Power Authority
Revenue VRDO	1.200%	9/3/19 LOC	1,240	1,240
Southern California Water Replenishment
District Financing Authority Revenue	5.000%	8/1/41	8,000	9,537

Southwestern California Community College
District GO	4.000%	8/1/34	375	437
Southwestern California Community College
District GO	5.000%	8/1/44	7,045	8,245
Southwestern California Community College
District GO	4.000%	8/1/47	7,940	8,911
State Center California Community College
District GO	4.000%	8/1/42	2,315	2,633
Stockton CA Public Financing Authority
Wastewater Revenue	5.000%	9/1/29 (15)	1,000	1,183
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/31 (15)	1,525	1,959
Stockton CA Public Financing Authority Water
Revenue	5.000%	10/1/36 (15)	2,000	2,526
Stockton CA Public Financing Authority Water
Revenue	4.000%	10/1/37 (15)	1,000	1,137
Stockton CA Public Financing Authority Water
Revenue (Delta Water Supply Project)	6.250%	10/1/38	2,160	2,592
Stockton CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/37 (4)	4,220	5,056
Stockton CA Unified School District GO	5.000%	8/1/38 (4)	2,500	2,884
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/31 (15)	1,225	1,437
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/32 (15)	1,250	1,462
Suisun City CA Redevelopment Agency
Successor Agency Tax Allocation Revenue	5.000%	10/1/33 (15)	1,280	1,497
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	4,200	4,887
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/39	2,545	3,098
Temecula CA Development Agency Successor
Agency Tax Allocation Revenue	5.000%	12/15/38 (4)	3,115	3,799
Temecula Valley CA Unified School District GO	4.500%	8/1/35 (15)	3,000	3,364
Temecula Valley CA Unified School District GO	4.625%	8/1/37 (15)	3,785	4,232
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center)	5.000%	9/1/40	3,000	3,109
Tulare County CA Transportation Authority
Sales Tax Revenue	4.000%	2/1/34	1,540	1,678
Turlock CA Irrigation District Revenue	5.000%	1/1/31	2,000	2,098
Tustin CA Community Facilities District Special
Tax Revenue	5.000%	9/1/37	1,000	1,181
Tustin CA Unified School District Special Tax
Revenue	5.000%	9/1/31	3,000	3,498
Ukiah CA Unified School District GO	0.000%	8/1/32 (10)	6,445	4,765
Union CA Elementary School District GO	0.000%	9/1/20 (14)	2,300	2,273
Union CA Elementary School District GO	0.000%	9/1/21 (14)	2,000	1,951
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/35	1,760	2,129
University of California Regents Medical Center
Pooled Revenue	5.000%	5/15/41	10,000	11,894
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/44	7,525	8,318
University of California Regents Medical Center
Pooled Revenue VRDO	1.190%	9/3/19	6,545	6,545
University of California Revenue	5.000%	5/15/21 (Prere.)	2,230	2,384
University of California Revenue	5.000%	5/15/21 (Prere.)	1,560	1,667
University of California Revenue	5.000%	5/15/23 (Prere.)	1,550	1,778
University of California Revenue	5.000%	5/15/23 (Prere.)	2,325	2,667

University of California Revenue	5.000%	5/15/29	2,085	2,625
University of California Revenue	5.000%	5/15/30	1,000	1,145
University of California Revenue	5.000%	5/15/31	2,130	2,660
University of California Revenue	5.000%	5/15/32	7,925	9,527
University of California Revenue	5.000%	5/15/32	1,000	1,243
University of California Revenue	5.000%	5/15/33	2,675	3,046
University of California Revenue	4.000%	5/15/34	5,000	5,599
University of California Revenue	4.000%	5/15/34	7,000	8,114
University of California Revenue	4.000%	5/15/34	7,000	7,704
University of California Revenue	5.000%	5/15/34	2,975	3,164
University of California Revenue	5.000%	5/15/34	4,820	6,228
University of California Revenue	4.000%	5/15/35	5,000	5,756
University of California Revenue	5.000%	5/15/35	2,080	2,211
University of California Revenue	5.000%	5/15/35	7,475	9,629
University of California Revenue	5.000%	5/15/36	5,250	6,608
University of California Revenue	5.000%	5/15/37	3,535	4,431
University of California Revenue	5.250%	5/15/37	3,500	4,119
University of California Revenue	5.000%	5/15/38	10,000	11,296
University of California Revenue	5.000%	5/15/40	50	50
University of California Revenue	5.000%	5/15/40	5,000	5,916
University of California Revenue	5.000%	5/15/40	2,000	2,569
University of California Revenue	5.000%	5/15/41	10,330	12,481
University of California Revenue	4.000%	5/15/46	13,280	14,691
University of California Revenue	5.000%	5/15/47	15,000	18,331
University of California Revenue	5.000%	5/15/47	1,000	1,222
University of California Revenue	5.000%	5/15/48	11,500	14,268
University of California Revenue	5.000%	5/15/52	8,000	9,682
University of California Revenue PUT	5.000%	5/15/23	6,500	7,467
3 University of California Revenue TOB VRDO	1.500%	9/9/19	10,235	10,235
3 University of California Revenue TOB VRDO	1.500%	9/9/19	12,100	12,100
University of California Revenue VRDO	1.150%	9/3/19	1,900	1,900
University of California Revenue VRDO	1.230%	9/3/19	4,200	4,200
University of California Revenue VRDO	1.250%	9/3/19	50	50
Upland CA COP (San Antonio Regional
Hospital)	4.000%	1/1/42	5,000	5,411
Upland CA COP (San Antonio Regional
Hospital)	5.000%	1/1/47	5,000	5,843
Val Verde CA Unified School District COP	5.000%	3/1/32 (4)	750	945
Val Verde CA Unified School District COP	5.000%	3/1/33 (4)	1,000	1,256
Val Verde CA Unified School District COP	5.000%	3/1/35 (4)	2,445	3,052
Vallecitos CA Water District Water &
Wastewater Enterprise Revenue	5.000%	7/1/33	1,110	1,340
Vallecitos CA Water District Water &
Wastewater Enterprise Revenue	5.000%	7/1/35	750	900
Vista CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/28 (4)	1,970	2,369
Vista CA Unified School District GO	0.000%	8/1/28 (14)	7,425	6,359
Walnut CA Energy Center Authority Revenue	5.000%	1/1/34	3,100	3,614
Walnut Valley CA Unified School District GO	0.000%	8/1/36	1,000	657
Washington Township CA Health Care District
GO	5.500%	8/1/40	5,000	5,959
Washington Township CA Health Care District
Revenue	5.000%	7/1/22	875	963
Washington Township CA Health Care District
Revenue	5.000%	7/1/31	500	627
Washington Township CA Health Care District
Revenue	5.000%	7/1/33	1,080	1,303

Washington Township CA Health Care District
Revenue	4.000%	7/1/35	2,170	2,388
Washington Township CA Health Care District
Revenue	5.000%	7/1/36	500	616
Washington Township CA Health Care District
Revenue	4.000%	7/1/48	750	813
West Contra Costa CA Unified School District
GO	5.250%	8/1/21 (Prere.)	7,000	7,589
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (14)	7,650	5,743
West Contra Costa CA Unified School District
GO	5.000%	8/1/40	3,000	3,555
West Sacramento CA Area Flood Control
Agency Special Assessment Revenue	5.000%	9/1/40 (4)	2,050	2,425
West Sacramento CA Area Flood Control
Agency Special Assessment Revenue	5.000%	9/1/45 (4)	2,715	3,194
West Valley-Mission CA Community College
District GO	4.000%	8/1/33	1,400	1,695
Western Placer CA Unified School District COP	4.000%	8/1/41 (4)	2,150	2,379
Western Placer CA Unified School District GO	5.000%	8/1/42 (15)	6,350	7,750
Westminster CA Redevelopment Agency
(Westminster Redevelopment Project No. 1)	5.000%	11/1/28 (15)	710	883
Westminster CA Redevelopment Agency
(Westminster Redevelopment Project No. 1)	5.000%	11/1/29 (15)	1,000	1,241
Whittier CA Health Facilities Revenue
(Presbyterian Intercommunity Hospital
Obligated Group)	5.000%	6/1/44	4,500	5,051
3 Yosemite CA Community College District GO
TOB VRDO	1.350%	9/9/19	4,110	4,110
Yuba City CA Unified School District GO	0.000%	9/1/19 (14)	2,270	2,270
Yucaipa Valley CA Water District Water System
Revenue	5.000%	9/1/27	1,000	1,221
				4,861,548
Puerto Rico (0.1%)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	1,005	876
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	2,332	1,842
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	1,994	1,464
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	1,400	1,423
				5,605
Guam (0.0%)
Guam Power Authority Revenue	5.000%	10/1/24	1,000	1,138

Total Tax-Exempt Municipal Bonds (Cost $4,468,664)				4,868,291
Other Assets and Liabilities-Net (0.1%)				4,736
Net Assets (100%)				4,873,027

1 Step bond.
2 Securities with a value of $1,438,000 have been segregated as initial margin for open futures contracts.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate value of these securities was $114,979,000, representing 2.4% of net assets.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
August 31, 2019.
5 Restricted security represents 0.1% of net assets. See Restricted Security table for additional information.

6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
CMT - Constant Maturing Treasury Rate.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
LIBOR - London Interbank Offered Rate.
PILOT - Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
SIFMA - Securities Industry and Financial Markets Association.
SOFR – Secured Overnight Financing Rate.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).

California Long-Term Tax-Exempt Fund

(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Restricted Securities as of Period End
Acquisition
		Acquisition		Cost
Security Name			Date	($000)
California Statewide Communities Development Authority Revenue (John Muir Health) PUT		August 2019		5,572

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2019	1,486	321,150	169

Short Futures Contracts
5-Year U.S. Treasury Note	December 2019	(483)	(57,949)	46
10-Year U.S. Treasury Note	December 2019	(347)	(45,706)	67
30-Year U.S. Treasury Bond	December 2019	(69)	(11,402)	77
Ultra 10-Year U.S. Treasury Note	December 2019	(57)	(8,233)	18
Ultra Long U.S. Treasury Bond	December 2019	(40)	(7,898)	47
				255
				424

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system

California Long-Term Tax-Exempt Fund

(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
August 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	4,868,291	—
Futures Contracts—Assets[1]	139	—	—
Futures Contracts—Liabilities[1]	(94)	—	—
Total	45	4,868,291	—
1 Represents variation margin on the last day of the reporting period.